Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38313
Entity Registrant Name	Amber International Holding Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1 Wallich Street
Entity Address, City or Town	#30-02 Guoco Tower
Entity Address, Country	SG
Title of 12(b) Security	American Depositary Shares, one representing five Class A ordinary shares, par value US$0.001 per share
Trading Symbol	AMBR
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001697818
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Amendment Flag	false
Entity Address, Postal Zip Code	078881
Auditor Name	WWC, P.C.	PricewaterhouseCoopers
Auditor Firm ID	1171	1389
Auditor Location	San Mateo, California	Hong Kong
Business Contact
Document and Entity Information
Entity Address, Address Line One	1 Wallich Street
Entity Address, City or Town	#30-02 Guoco Tower
Entity Address, Country	SG
Contact Personnel Name	Josephine Ngai
City Area Code	65
Local Phone Number	60220228
Contact Personnel Email Address	josephine.ngai@ambr.io
Entity Address, Postal Zip Code	078881
Ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	47,390,657
Class A ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	42,356,230
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	5,034,427